13. Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
	12.31.17	12.31.16

Current
Government bonds	1,239,282	387,279
Money market funds	1,657,976	1,606,636
Total current	2,897,258	1,993,915